Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Shareholders' Equity

15.       Shareholders' Equity

Capital Stock

The General Partner has no equity interest in the Company and, therefore, does not participate in either the assets or the profits and losses of the Company. However, the General Partner is compensated for all outlays in connection with conducting the Company's business, including the remuneration of members of the management board and the supervisory board (see Note 4).

The general meeting of a partnership limited by shares may approve Authorized Capital (genehmigtes Kapital). The resolution creating Authorized Capital requires the affirmative vote of a majority of three quarters of the capital represented at the vote and may authorize the management board to issue shares up to a stated amount for a period of up to five years. The nominal value of the Authorized Capital may not exceed half of the issued capital stock at the time of the authorization.

In addition, the general meeting of a partnership limited by shares may create Conditional Capital (bedingtes Kapital) for the purpose of issuing (i) shares to holders of convertible bonds or other securities which grant a right to shares, (ii) shares as the consideration in a merger with another company, or (iii) shares offered to management or employees. In each case, the authorizing resolution requires the affirmative vote of a majority of three quarters of the capital represented at the vote. The nominal value of the Conditional Capital may not exceed half or, in the case of Conditional Capital created for the purpose of issuing shares to management and employees, 10% of the Company's issued capital at the time of the resolution.

All resolutions increasing the capital of a partnership limited by shares also require the consent of the General Partner for their effectiveness.

Authorized Capital

By resolution of the Annual General Meeting (“AGM”) of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the Company's share capital until May 10, 2015 up to a total of €35,000 through issue of new bearer ordinary shares for cash contributions, “Authorized Capital 2010/I”. Additionally, the newly issued shares may be taken up by financial institutions nominated by the General Partner with the obligation to offer them to the shareholders of the Company (indirect pre-emption rights). The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such an exclusion of pre-emption rights will be permissible for fractional amounts. No Authorized Capital 2010/I has been issued as of December 31, 2011.

In addition, by resolution of the AGM of shareholders on May 11, 2010, the General Partner was authorized, with the approval of the supervisory board, to increase, on one or more occasions, the share capital of the Company until May 10, 2015 up to a total of €25,000 through the issue of new bearer ordinary shares for cash contributions or contributions in kind, “Authorized Capital 2010/II”. The General Partner is entitled, subject to the approval of the supervisory board, to exclude the pre-emption rights of the shareholders. However, such exclusion of pre-emption rights will be permissible only if (i) in case of a capital increase against cash contributions, the nominal value of the issued shares does not exceed 10% of the nominal share value of the Company's share capital and the issue price for the new shares is at the time of the determination by the General Partner not significantly lower than the stock price in Germany of the existing listed shares of the same class and with the same rights or, (ii) in case of a capital increase against contributions in kind, the purpose of such increase is to acquire an enterprise, parts of an enterprise or an interest in an enterprise. No Authorized Capital 2010/II has been issued as of December 31, 2011.

Authorized Capital 2010/I and Authorized Capital 2010/II became effective upon registration with the commercial register of the local court in Hof an der Saale on May 25, 2010.

Conditional Capital

By resolution of the Company's AGM on May 12, 2011, the Company's share capital was conditionally increased with regards to the 2011 Stock Option Plan (“2011 SOP”) by up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 each. For further information, see Note 17.

By resolution of the Company's AGM on May 9, 2006, as amended by the AGM on May 15, 2007, resolving a three-for-one share split, the Company's share capital was conditionally increased by up to €15,000 corresponding to 15 million ordinary shares with no par value and a nominal value of €1.00. This Conditional Capital increase can only be effected by the exercise of stock options under the Company's Stock Option Plan 2006 with each stock option awarded exercisable for one ordinary share (see Note 17). The Company has the right to deliver ordinary shares that it owns or purchases in the market in place of increasing capital by issuing new shares.

Through the Company's other employee participation programs, the Company has issued convertible bonds and stock option/subscription rights (Bezugsrechte) to employees and the members of the Management Board of the General Partner and employees and members of management of affiliated companies that entitle these persons to receive preference shares or, following the conversion offer in 2005, ordinary shares. At December 31, 2011, 49,090 convertible bonds or options for preference shares remained outstanding with a remaining average term of 2.8 years and 12,024,817 convertible bonds or options for ordinary shares remained outstanding with a remaining average term of 4.59 years under these programs. For the year ending December 31, 2011, 8,523 options for preference shares and 1,885,921 options for ordinary shares had been exercised under these employee participation plans (see Note 17).

As the result of the Company's three-for-one stock split for both preference and ordinary shares on June 15, 2007, and with the approval of the shareholders at the AGM on May 15, 2007, the Company's Conditional Capital was increased by $6,557 (€4,454). Conditional Capital available for all programs at December 31, 2011 is $36,659 (€28,332) which includes $15,527 (€12,000) for the 2011 SOP, $15,168 (€11,723) for the 2006 Plan and $5,964 (€4,609) for the 2001 Plan.

Dividends

Under German law, the amount of dividends available for distribution to shareholders is based upon the unconsolidated retained earnings of Fresenius Medical Care AG & Co. KGaA as reported in its balance sheet determined in accordance with the German Commercial Code (Handelsgesetzbuch).

If no dividends on the Company's preference shares are declared for two consecutive years after the year for which the preference shares are entitled to dividends, then the holders of such preference shares would be entitled to the same voting rights as holders of ordinary shares until all arrearages are paid. In addition, the payment of dividends by FMC-AG & Co. KGaA is subject to limitations under the Amended 2006 Senior Credit Agreement (see Note 11).

Cash dividends of $280,649 for 2010 in the amount of €0.67 per preference share and €0.65 per ordinary share were paid on May 13, 2011.

Cash dividends of $231,967 for 2009 in the amount of €0.63 per preference share and €0.61 per ordinary share were paid on May 12, 2010.

Cash dividends of $231,940 for 2008 in the amount of €0.60 per preference share and €0.58 per ordinary share were paid on May 8, 2009.